Accounts payable and accrued liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Proceeds from insurance premiums collected		$ 160,000
Agreed to refund or provide credit description	December 2023, the Company agreed to refund or provide a credit towards the future purchase of the GluCurve Pet CGM units, aggregating $133,120, included in accounts payable
Balance of proceeds received revenues	$ 26,880
Recovered from supplier	$ 35,100